Summary of Movements in Deferred Income Tax (Detail) - BRL BRL in Thousands		Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosures [Line Items]
Contingencies		BRL 1,539,343	BRL 1,668,750
Allowance for doubtful accounts		658,870	592,279
Profit sharing		64,243	86,534
Foreign exchange differences		1,778,361	556,389
Merged goodwill		2,423,763	1,605,513
Hedge accounting		207,608	(63,695)
Other temporary items		(362,990)	(341,015)
Income tax loss carryforwards	[1]	4,134,378	3,447,938
Total-deferred taxes assets		10,443,576	7,552,694
Business combinations - other intangibles		(3,047,832)	(3,464,404)
Provisions for pension funds		(299,574)	(176,397)
Total deferred tax liabilities		(3,347,406)	(3,640,801)
Valuation allowance	[1]	(6,239,713)	(217,655)
Total net deferred tax		856,457	3,694,238
Recoverable social contribution (CSLL)
Income Tax Disclosures [Line Items]
Income tax loss carryforwards		3,011,209	2,513,846
Social Corporation Taxes
Income Tax Disclosures [Line Items]
Income tax loss carryforwards		1,123,169	BRL 934,093
Acquisition Of Investment
Income Tax Disclosures [Line Items]
Contingencies		(129,407)
Allowance for doubtful accounts		66,591
Profit sharing		(22,291)
Foreign exchange differences		1,221,972
Merged goodwill		(164,517)
Other temporary items		(89,489)
Total-deferred taxes assets		1,887,683
Business combinations - other intangibles		416,572
Provisions for pension funds		(68,500)
Total deferred tax liabilities		348,072
Valuation allowance		(4,755,151)
Total net deferred tax		(2,519,396)
Acquisition Of Investment | Recoverable social contribution (CSLL)
Income Tax Disclosures [Line Items]
Income tax loss carryforwards		731,485
Acquisition Of Investment | Social Corporation Taxes
Income Tax Disclosures [Line Items]
Income tax loss carryforwards		273,339
Recognized In Deferred Tax [Member]
Income Tax Disclosures [Line Items]
Hedge accounting		271,303
Total-deferred taxes assets		271,303
Provisions for pension funds		(54,677)
Total deferred tax liabilities		(54,677)
Valuation allowance		(216,626)
Add back Off sets [Member]
Income Tax Disclosures [Line Items]
Merged goodwill		982,767
Other temporary items		67,514
Total-deferred taxes assets		731,896
Valuation allowance		(1,050,281)
Total net deferred tax		(318,385)
Add back Off sets [Member] | Recoverable social contribution (CSLL)
Income Tax Disclosures [Line Items]
Income tax loss carryforwards		(234,122)
Add back Off sets [Member] | Social Corporation Taxes
Income Tax Disclosures [Line Items]
Income tax loss carryforwards		BRL (84,263)

[1]	For the year ended December 31, 2015, total valuation allowance increased from R$217,655 million to R$6,239,713 million, reflecting valuation allowance totaling R$6,022,058 recognized for the companies that, as at December 31, 2015, do not expect to generate sufficient future taxable profits, based on consistent assumptions and timing used in the analysis of the potential impairment of long-lived assets and goodwill, against which tax assets could be offset. Most of our deferred tax assets have been reduced by a valuation allowance to the amount supported by reversing taxable temporary difference. The deferred tax assets not offset by valuation allowance are dependent upon the generation of future pretax income in certain of our tax-paying components in Brazil that have a history of profitability and an expectation of continued profitability. Management believes it is more likely than not that the results of future operations will generate sufficient taxable income to realize the deferred tax assets that are not subject to the valuation allowance. However, deferred income tax assets can be reduced in the near term if estimates of future taxable income during the carryforward period are reduced. The net changed in valuation allowance in 2014 was R$217,655. No valuation allowance was recorded prior to 2014. The tax loss carryfowards of approximately R$12,159,935, corresponding to R$4,134,378 million of deferred tax assets, do not expire, and may be carried forward indefinitely.